Discontinued Operations - Summary Results of Discontinued Operations (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Gross revenue		$ 729,694	$ 67,279	[1]	$ 73,321
Net revenue		712,197	56,128	[1]	60,918
Cost of sales	[1]	558,089	50,612		51,740
Gross margin before fair value adjustments		147,096	(11,462)	[1]	(36,735)
Change in fair value of biological assets		(1,309)	4,708	[1]	5,432
Gross margin		140,375	(9,001)	[1],[2]	(49,869)
General and administrative	[1]	140,168	38,043		32,029
Sales and marketing		8,417	5,043	[1]	5,737
Depreciation and amortization	[1]	40,945	5,287	[2]	4,711
Share-based compensation		9,671	12,307	[1]	8,566
Loss from operations		(347,774)	(134,376)	[1]	(185,404)
Transaction costs		(1,352)	(17,566)	[1]	(3,587)
Finance costs, net		(41,314)	(3,756)	[1]	(3,819)
Gain on disposition of PP&E		(94)	235	[1]	488
Loss on disposition of Bridge Farm					(33,627)
Loss before income tax		(379,770)	(234,698)	[1],[2]	(206,317)
Income tax recovery	[1]	7,342	7,914
Net loss		$ (372,428)	$ (226,784)	[1]	$ (239,944)

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustments to provisional amounts — refer to note 5(b)